Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events
After the date of the balance sheet through the date of issuance of these consolidated financial statements, 340,500 Class A shares were issued as a result of options exercised and RSUs released.
On January 27, 2025, we received the resignation of our Managing Director and Chief Financial Officer, effective July 31, 2025.